The Company and Nature of Operations (Sogou's Business, Sogou's Share Structure) (Details)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Organization and Nature of Operations [Line Items]
Number of shares issued	39,269,000	39,229,000
Number of shares outstanding	39,269,000	39,229,000
Sogou [Member] | Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	388,731,140
Sogou [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Voting right entitled to ordinary shares	One vote per share
Number of shares outstanding for legal purpose	5,520,000
Sogou [Member] | Class A Ordinary Shares [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	3,717,250
Sogou [Member] | Class A Ordinary Shares [Member] | Photon [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	24,686,863
Sogou [Member] | Class A Ordinary Shares [Member] | Other than Sohu,Tencent,and Photon [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	81,569,152
Sogou [Member] | Class B Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Voting right entitled to ordinary shares	Ten votes per share
Conversion into Class A ordinary shares, shares, each Class B Ordinary Share	1
Sogou [Member] | Class B Ordinary Shares [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	127,200,000
Sogou [Member] | Class B Ordinary Shares [Member] | Tencent [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	151,557,875